Segment Information Revenue by Segment and Category (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total Assets		$ 1,761,377				$ 1,796,264				$ 1,761,377	$ 1,796,264
Stock-based compensation										115,123	138,748	$ 111,850
Restructuring Charges		12,100	$ 1,200	$ 15,700	$ 11,500	5,400	$ 23,100			40,438	28,464	0
Third party and other										1,206,441	1,250,149	1,353,948
Direct										1,807,174	1,704,667	1,504,698
Total revenue		904,865	$ 686,555	$ 723,760	$ 698,435	877,252	$ 672,084	$ 697,284	$ 708,196	3,013,615	2,954,816	2,858,646
Loss Contingency Accrual, Period Increase (Decrease)											37,500
North America [Member]
Total Assets	[1]	1,122,261				1,063,595				1,122,261	1,063,595
Stock-based compensation										104,700	124,100	99,900
Restructuring Charges										11,897	10,495
Total revenue										2,151,769	2,047,742	1,824,461
International [Member]
Total Assets		563,864				$ 647,605				563,864	647,605
Stock-based compensation										10,400	14,700	12,000
Restructuring Charges										28,541	17,969
Total revenue										861,846	907,074	1,034,185
Local [Member] | North America [Member]
Third party and other										762,314	701,312	674,605
Local [Member] | International [Member]
Third party and other										270,045	335,112	443,456
Travel [Member] | North America [Member]
Third party and other										82,577	81,731	68,977
Travel [Member] | International [Member]
Third party and other										49,756	59,482	68,253
Third party and other [Member] | Goods [Member] | North America [Member]
Third party and other										9,068	7,151	5,966
Third party and other [Member] | Goods [Member] | International [Member]
Third party and other										32,681	65,361	92,691
Direct [Member] | Goods [Member] | North America [Member]
Direct										1,297,810	1,257,548	1,074,913
Direct [Member] | Goods [Member] | International [Member]
Direct										509,364	447,119	429,785
Groupon Switzerland [Member] | International [Member]
Total revenue										551,700	$ 496,200	$ 468,700
Groupon Ireland [Member] | International [Member]
Total Assets		$ 203,200								$ 203,200

[1]	(1)North America contains assets from the United States of $1,057.6 million and $1,018.2 million as of December 31, 2016 and 2015, respectively. International contains assets from Ireland of $203.2 million as of December 31, 2016. There were no other individual countries that represented more than 10% of consolidated total assets as of December 31, 2016 and 2015, respectively.